Investments in Equity Investees	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments in Equity Investees
10.	INVESTMENTS IN EQUITY INVESTEES
The following table summarizes the Group’s balances of investment in equity investees:

	As of December 31,
	2021	2022
	RMB	RMB
Equity Investments without Readily Determinable Fair Value
Plus Corp (“Plus”) (1)	1,007,361	1,100,407
Jiayibingding (Beijing) E-commerce Limited (“JYBD”) (2)	350,000	350,000
Others	879	6,500
Equity Method Investments
Guizhou Fubao Digital Venture Capital Partnership (“Fubao Fund”) (3)	318,588	317,363
Others	1,523	—

Total Investment	1,678,351	1,774,270

(1)
Plus is a technology company devoted to autonomous vehicle development. As of December 31, 2021 and 2022, the Group made a total investment of US$158,000 for preferred shares of Plus, representing 28.85% equity interest and 56.15% voting rights. However, the Group has no control over Plus as it has no control over the board of directors that makes all significant decisions in relation to the operating and financing activities of Plus. As the preferred shares are not in substance common stock due to the liquidation preference and other preferential rights and have no readily determinable fair value, the Group has accounted for its investment in Plus as an equity investment without readily determinable fair value.

(2)
JYBD is an
E-commerce
platform selling products related to vehicle maintenance and modification. As of December 31, 2021 and 2022, the Group made a total investment of RMB350,000 in
preferred shares of JYBD, representing 24.37% equity interest. As the preferred shares are not in substance common stock due to the liquidation preference and other preferential rights and have no readily determinable fair value, the Group has accounted for its investment in JYBD as an equity investment without readily determinable fair value.

(3)
Fubao fund is a private equity fund incorporated in Guizhou, the PRC. The Group, as a limited partner, acquired 72.58% equity interest of the fund with a cash consideration of RMB323 million in 2021. The Group accounts for the investment as an equity method investment as it does not own a controlling financial interest in the fund.